Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial Income (Loss) [Abstract]
Interest on bond loans	€ (1,981)	€ (1,365)	€ (4,136)	€ (1,365)
Interest on convertible loan notes	(1,372)	(1,431)	(2,728)	(2,868)
Interest on conditional advances and PGE	(22)	(10)	(44)	(61)
Interest on royalty certificates	(129)	(1,002)	(1,112)	(1,933)
Interest on lease liabilities	(17)	(20)	(36)	(25)
Increase in derivatives fair value	(536)	(639)	(482)	(1,547)
Increase (decrease) in other liabilities (assets) at fair value through profit and loss	0	(1,480)	0	0
Transaction costs	0	(1,025)	0	(1,606)
Foreign exchange losses	(1,352)	(6)	(2,306)	(76)
Other financial expense	(7)	(80)	(14)	(34)
Financial expenses	(5,415)	(7,056)	(10,857)	(9,514)
Interest income	190	2,277	1,049	4,811
Decrease in derivatives fair value	156	306	72	27
Decrease (increase) in other liabilities (assets) at fair value through profit and loss	2,765	0	1,801	91
Effect of unwinding the discount related to advances made to CROs	129	169	362	351
Day-one gain on recognition of financial liabilities	147	147	295	295
Foreign exchange gains	110	713	189	2,298
Financial income	3,497	3,612	3,769	7,873
Financial gain (loss)	€ (1,918)	€ (3,444)	€ (7,088)	€ (1,641)